Assets and liabilities held for sale	9 Months Ended
Sep. 30, 2012
Assets and liabilities held for sale
Assets and liabilities held for sale

10           Assets and liabilities held for sale

In July 2012, we have signed a share purchase agreement to sell our manganese ferroalloys operations in Europe to subsidiaries of Glencore International Plc., a company listed on the London and Hong Kong Stock Exchanges, for US$ 160 in cash, subject to the fulfillment of certain precedent conditions. We recognized a loss of US$ 22 presented in our statement of income as “gain (loss) on sale of assets”.

The manganese ferroalloys operations in Europe consist of: (a) 100% of Vale Manganèse France SAS, located in Dunkerque, France; and (b) 100% of Vale Manganese Norway AS, located in Mo I Rana, Norway.

In the third quarter we decided to sell and further charter 10 large ore carriers with Polaris Shipping Co. Ltd. (Polaris). The transaction in addition to unlocking capital preserves Vale’s capacity of maritime transportation of iron ore, since the vessels will be available but without the ownership and operational risks. At September, 30 this assets are recognized in Assets Held for Sale, in the subgroup property, plant and equipment.

September 30, 2012 (unaudited)
Assets held for sale
Accounts receivable	47
Recoverable taxes	5
Inventories	107
Property, plant and equipment	627
Other	3
Total	789

Liabilities related to assets held for sale
Suppliers	22
Deferred income tax	8
Others	9
Total	39